Income tax and social contribution (Tables)	3 Months Ended
Mar. 31, 2018
Income tax and social contribution
Schedule of income tax and social contribution

	March 31,
	2018	2017
Income before income tax and social contribution	270.1	60.6
Combined tax rate	34%	34%

Income tax and social contribution statutory rate	(91.8)	(20.6)

Adjustments to calculate the effective tax rate:
Taxable profit on foreign subsidiaries	—	(2.0)
Exchange differences on foreign subsidiaries	(11.9)	8.4
Unrecorded deferred tax on tax loss and on temporary differences	19.7	3.0
Permanent differences	16.6	(3.7)
Reversal of provisions for uncertain tax provisions (*)	—	9.8
Other	7.9	(0.1)

Total income tax and social contribution expenses	(59.5)	(5.2)

Current income tax and social contribution	(1.3)	8.5
Deferred income tax and social contribution	(58.2)	(13.7)

	(59.5)	(5.2)

(*)Reversal of income tax provision prescribed considering the five-year statute of limitation

Schedule of breakdown of deferred income tax and social contribution

	March 31,	December 31,
	2018	2017
	(Unaudited)

Deferred tax liabilities
On temporary differences
Provision for tax, civil and labor risks	26.3	17.7
Deferred revenue of TudoAzul program	(113.3)	(109.7)
Aircraft lease expense	(240.5)	(233.1)
Depreciation of aircraft and engines	(59.7)	(55.3)
Exchange rate	(15.2)	(11.3)
Deferred gain related to aircraft sold	47.1	49.3
Cash flow hedge (*)	4.1	5.0
Fair value of TAP convertible bonds	(165.1)	(147.4)
Provision for onerous contract	21.9	23.4
Financial instruments	(24.4)	(0.7)
Fair value of aircraft	(0.4)	(0.4)
Fair value of slots	(27.9)	(27.9)
Other on business combination fair value adjustment	(3.9)	(4.3)
Others	41.3	41.7
Net deferred tax (liabilities)	(509.7)	(453.0)

Deferred tax assets on net operating losses	145.4	126.1

Net deferred tax (liabilities)	(364.3)	(326.9)

(*)    Deferred tax recorded in “Other comprehensive income (loss)”

Schedule of income tax losses offsetting against future taxable profits
	March 31, 2018 (Unaudited)	December 31, 2017
Net tax losses	1,841.0	1,940.1

Income tax loss carryforwards (25%)	460.2	485.0
Social contribution negative base tax carryforwards (9%)	165.7	174.6

Schedule of balance of debts included in all Federal Installment Payment Programs (REFIS and PERT)
	March 31, 2018 (Unaudited)	December 31, 2017
Air navigation fees (REFIS)	73.9	75.6
Air navigation fees (PERT)	38.8	39.6

Total	112.7	115.2

Current	9.7	9.8
Non-current	103.0	105.4